Non-current Assets - Investment Securities at Fair Value Through Profit or Loss (Tables)	6 Months Ended
Jun. 30, 2023
Financial assets at fair value through profit or loss [abstract]
Summary of Financial Assets Measured at FVPL	Financial assets measured at FVPL include the following:

(All in US$)	June 30, 2023	December 31, 2022

US unlisted equity securities	16,022,682	16,490,271

Summary of Changes in Level 3 Instruments

The following table presents the changes in level 3 instruments during the half-year period ended June 30, 2023:

(All in US$)	Unlisted equity
securities

Balance at January 1, 2023	16,490,271
Exchange differences	(467,589)

Balance as at June 30, 2023	16,022,682

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE HALF-YEAR ENDED JUNE 30, 2023

Note 5 Non-current assets – Investment securities at fair value through profit or loss (continued)